Financial Highlights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Highlights [Line Items]
Units (in shares)	18,328,956	19,067,779
Net Assets	$ 82,993,691	$ 95,579,179	$ 93,006,006	$ 91,245,817
Company Net Assets
Financial Highlights [Line Items]
Net Assets	$ 26,084,000	$ 26,840,000	$ 22,193,000	$ 20,179,000	$ 17,222,000
Units
Financial Highlights [Line Items]
Units (in shares)	18,329,000	19,068,000	20,021,000	20,711,000	21,671,000
Units | Minimum
Financial Highlights [Line Items]
Unit Value (in dollars per share)	$ 2.75	$ 3.20	$ 3.15	$ 3.07	$ 2.96
Units | Maximum
Financial Highlights [Line Items]
Unit Value (in dollars per share)	$ 3.29	$ 3.81	$ 3.73	$ 3.61	$ 3.46
Net Assets
Financial Highlights [Line Items]
Net Assets	$ 56,909,000	$ 68,739,000	$ 70,813,000	$ 71,067,000	$ 71,456,000
Investment Income Ratio
Financial Highlights [Line Items]
Investment Income Ratio	2.30%	2.74%	3.06%	3.10%	3.51%
Expense Ratio | Minimum
Financial Highlights [Line Items]
Expense Ratio	0.60%	0.60%	0.60%	0.60%	0.60%
Expense Ratio | Maximum
Financial Highlights [Line Items]
Expense Ratio	1.20%	1.20%	1.20%	1.20%	1.20%
Total Return | Minimum
Financial Highlights [Line Items]
Total Return	(14.19%)	1.55%	2.65%	3.66%	3.85%
Total Return | Maximum
Financial Highlights [Line Items]
Total Return	(13.69%)	2.16%	3.27%	4.28%	4.47%